Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Variable Interest Entity [Line Items]
Total assets	[1]	¥ 791,122	¥ 689,170
Total Liabilities	[1]	393,590	296,143
Assets which are pledged as collateral	[2]	570,682	445,694
Commitments	[3]	64,742	85,371
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	[1]	1,993	2,181
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets	[1]	105,762	103,288
Total Liabilities	[1]	31,026	27,892
Assets which are pledged as collateral	[2]	50,670	46,860
Commitments	[3]	0	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	[1]	628	1,057
Total Liabilities	[1]	10	49
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets	[1]	47,696	42,456
Total Liabilities	[1]	48	60
Assets which are pledged as collateral	[2]	63	60
Commitments	[3]	0	0
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	[1]	207,144	116,665
Total Liabilities	[1]	167,940	72,219
Assets which are pledged as collateral	[2]	207,144	89,103
Commitments	[3]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	[1]	3,975	9,783
Total Liabilities	[1]	4,463	10,425
Assets which are pledged as collateral	[2]	3,975	9,783
Commitments	[3]	0	0
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets	[1]	267,906	236,367
Total Liabilities	[1]	141,010	117,906
Assets which are pledged as collateral	[2]	178,550	138,159
Commitments	[3]	64,742	85,371
Other VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	156,018	177,373
Total Liabilities	[1]	49,093	67,592
Assets which are pledged as collateral	[2]	130,280	161,729
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.